Earnings (Loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021 ¥ / shares	Dec. 31, 2021 $ / shares	Sep. 30, 2021 ¥ / shares	Sep. 30, 2021 $ / shares	Jun. 30, 2021 ¥ / shares	Jun. 30, 2021 $ / shares	Mar. 31, 2021 ¥ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Earnings (Loss) Per Share
Net(loss) income available to ordinary shareholders									¥ 89,213	$ 14,000	¥ 19,610	¥ 11,363
Weighted average number of ordinary shares, basic									3,265,837	3,265,837	3,265,837	3,265,837
Dilutive effect of share options									¥ 0	$ 0
Weighted average number of ordinary shares, diluted									3,265,837	3,265,837	3,265,837	3,265,837
Earnings (loss) per share, basic | (per share)	¥ 3.48	$ 0.55	¥ 8.17	$ 1.27	¥ 6.06	$ 0.94	¥ 9.60	$ 1.47	¥ 27.32	$ 4.29	¥ 6.00	¥ 3.48
Earnings (loss) per share, diluted | (per share)	¥ 3.48	$ 0.55	¥ 8.17	$ 1.27	¥ 6.06	$ 0.94	¥ 9.60	$ 1.47	¥ 27.32	$ 4.29	¥ 6.00	¥ 3.48